Property and Equipment, Net (Details) - Schedule of property and equipment - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 14,364	$ 364
Less: accumulated depreciation	(344)	(136)
Total property and equipment, net	14,020	228
Office furniture and lab equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	820	325
Computers and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	151	39
Machinery [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	1,762
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	16
Land – See b below [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	6,297
Prepayments on account of production line in construction - See b below [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 5,318